Consolidated Statements Of Cash Flows (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Increase (decrease) in long-term pension and benefits liability	$ 1.8	$ 37.1	$ 4.8